As filed with the Securities and Exchange Commission on November 1, 2024

File No. 333-_______

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 05-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant’s Area Code and Telephone Number)

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215 (NAME AND ADDRESS OF AGENT FOR SERVICE)	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class I, Class II, Class P and Class Y shares of beneficial interest, without par value, of the NVIT Core Bond Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective on December 1, 2024 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: [              ]
Columbus, Ohio 43215
(800) 848-0920

NVIT BNY MELLON CORE PLUS BOND FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about February __, 2025, the NVIT BNY Mellon Core Plus Bond Fund, a series of Nationwide Variable Insurance Trust (the “Trust”), will be reorganized with and into the NVIT Core Bond Fund, also a series of the Trust (the “Transaction”).  The Prospectus/Information Statement discusses the Transaction and provides you with additional information about the NVIT Core Bond Fund.  The Board of Trustees of the Trust approved the Transaction and concluded that the Transaction is in the best interests of the NVIT BNY Mellon Core Plus Bond Fund and the NVIT Core Bond Fund.

Please review the information in the Prospectus/Information Statement for your reference.  You do not need to take any action with regard to your account.  On or about February __, 2025, your Class I, Class II, Class P and Class Y shares of the NVIT BNY Mellon Core Plus Bond Fund will be exchanged automatically at their net asset value for Class I, Class II, Class P and Class Y shares, respectively, of the NVIT Core Bond Fund.

If you have any questions, please call the Trust toll-free at (800) 848-0920.
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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION
The Transaction	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	3
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	4
Who manages the Funds?	5
What are the fees and expenses of each Fund and what might they be after the Transaction?	6
How do the performance records of the Funds compare?	10
Where can I find more financial information about the Funds?	13
What are other key features of the Funds?	13

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	14
What are the differences between the investment objectives of the Target Fund and the Acquiring Fund?	15
What are the most significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	15
How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?	17
What are the principal risk factors associated with investments in the Funds?	17

FACTORS CONSIDERED BY THE BOARD	21

INFORMATION ABOUT THE TRANSACTION AND THE PLAN	21
How will the Transaction be carried out?	21
Who will pay the expenses of the Transaction?	21
What are the tax consequences of the Transaction?	22
What should I know about shares of the Target Fund and the Acquiring Fund?	24
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	24

MORE INFORMATION ABOUT THE FUNDS	25

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	27
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NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: [          ]
Columbus, Ohio 43215
(800) 848-0920

PROSPECTUS/INFORMATION STATEMENT

Dated _____, 2024

Acquisition of the Assets of:
NVIT BNY MELLON CORE PLUS BOND FUND (a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:
NVIT CORE BOND FUND (a series of Nationwide Variable Insurance Trust)

This Prospectus/Information Statement is being furnished to shareholders of NVIT BNY Mellon Core Plus Bond Fund (the “Target Fund”), a series of Nationwide Variable Insurance Trust (the “Trust”), pursuant to a Plan of Reorganization (the “Plan”) whereby substantially all of the property assets (“Assets”) of the Target Fund will be acquired by the NVIT Core Bond Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), in exchange for shares of the Acquiring Fund (the “Transaction”), and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund.  According to the Plan, the Target Fund will then be liquidated and dissolved following the Transaction.  The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Transaction.  Shareholders of the Target Fund are not required to and are not being asked to approve the Plan or the Transaction.

Pursuant to the Plan, holders of Class I, Class II, Class P and Class Y shares of the Target Fund will receive, in exchange for their shares, the equivalent aggregate net asset value of Class I, Class II, Class P and Class Y shares, respectively, of the Acquiring Fund.

Each Fund is a diversified series of the Trust.  Nationwide Fund Advisors (“NFA” or the “Adviser”) is the investment adviser to both the Target Fund and the Acquiring Fund.  Insight North America LLC, a subsidiary of The Bank of New York Mellon Corporation (“BNYM”), is the subadviser to the Target Fund.  Nationwide Asset Management, LLC (“NWAM”), a subsidiary of Nationwide Mutual Insurance Company, currently is the subadviser to the Acquiring Fund.  However, at a meeting of the Board that was held on October 23, 2024, the Board approved the termination of NWAM as the Acquiring Fund’s subadviser and the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as the Acquiring Fund’s new subadviser.  Loomis will assume the responsibilities as the Acquiring Fund’s subadviser, and the Acquiring Fund will be renamed the “NVIT Loomis Core Bond Fund,” before the completion of the Transaction. In addition, the principal investment strategy of the Acquiring Fund will be repositioned to reflect the core fixed-income investment strategy that Loomis will use in subadvising the Acquiring Fund.

The investment goals, strategies and risks of the Target Fund and Acquiring Fund (as repositioned) are not identical, and there are some important differences, as well as certain similarities.  The fundamental and non-fundamental investment restrictions of each Fund are identical.
This Prospectus/Information Statement provides the information that you should know about the Transaction and about an investment in the Acquiring Fund. You should retain this Prospectus/Information Statement for future reference. A Statement of Additional Information dated December __, 2024 (the “Statement of Additional Information”), relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated April 29, 2024 (1933 Act File No. 002-73024) (the “Acquiring Fund Prospectus”), is incorporated herein by reference and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about the Acquiring Fund. A copy of the current summary prospectus for the Acquiring Fund (“Acquiring Fund Summary Prospectus”) accompanies this Prospectus/Information Statement. The prospectus of the Target Fund, dated April 29, 2024 (1933 Act File No. 002-73024) (the “Target Fund Prospectus”), provides additional information about the Target Fund and is incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, Acquiring Fund Prospectus or Target Fund Prospectus, and the Annual Report and Semi-Annual Report to Shareholders of the Acquiring Fund or Target Fund for the fiscal year ended December 31, 2023 and the semi-annual period ended June 30, 2024 (the “Annual Report” and “Semi-Annual Report,” respectively), by calling (800) 848-0920, or by writing to the Trust at: One Nationwide Plaza, Mail Code: [______], Columbus, Ohio 43215.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

This Prospectus/Information Statement is also being furnished by certain insurance companies (each, a “Participating Insurance Company” and collectively, the “Participating Insurance Companies”) to owners of variable annuity contracts and variable insurance policies (collectively, “Variable Contracts”) having contract values allocated to a subaccount of a Participating Insurance Company separate account invested in shares of the Target Fund.  All owners (“Contract Owners”) of Variable Contracts who, as of December __, 2024, had selected the Target Fund as an underlying investment option within their Variable Contract will receive this Prospectus/Information Statement.

For purposes of this Prospectus/Information Statement, the terms “you,” “your,” and “shareholder” refer to both Contract Owners who invest in the Target Fund through their Variable Contracts as well as the Participating Insurance Companies.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

This Introduction is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Summary Prospectus included with this Prospectus/Information Statement.

The Transaction

The Plan provides for: (i) the acquisition by the Acquiring Fund of all of the Assets of the Target Fund in exchange solely for Class I, Class II, Class P and Class Y shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (ii) the pro rata distribution of Class I, Class II, Class P and Class Y shares of the Acquiring Fund to holders of Class I, Class II, Class P and Class Y shares, respectively, of the Target Fund; and (iii) the liquidation and dissolution of the Target Fund.  At a meeting held on October 23, 2024, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Plan.

At the closing of the Transaction, all of the Target Fund’s Assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund Shares equal in value to the Assets of the Target Fund that are transferred to the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund. The Target Fund will be liquidated and dissolved and the Acquiring Fund Shares will be distributed pro rata to the Target Fund’s shareholders.

The Transaction will result in your shares of the Target Fund being exchanged for shares of the Acquiring Fund equal in value (but having a different price per share) to your shares of the Target Fund. In particular, shareholders of Class I, Class II, Class P and Class Y shares of the Target Fund will receive Class I, Class II, Class P and Class Y shares, respectively, of the Acquiring Fund. This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund, holding Class I, Class II, Class P or Class Y shares, as applicable. These exchanges will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around February __, 2025.

For the reasons set forth below under “Factors Considered by the Board,” the Board has determined that the Transaction is in the best interests of the Target Fund and the Acquiring Fund. The Board has also concluded that the interests of the existing shareholders of the Target Fund and the existing shareholders of the Acquiring Fund will not be diluted as a result of the Transaction.

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?
Investment Objectives. The Target Fund seeks long-term total return, consistent with reasonable risk, whereas the Acquiring Fund seeks a high level of current income consistent with preserving capital.  The Funds’ investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  As discussed above, prior to the date of the Transaction, the Acquiring Fund will be repositioned which involves appointing Loomis as subadviser to the Acquiring Fund, renaming the Acquiring Fund as “NVIT Loomis Core Bond Fund” and revising the principal investment strategies of the Fund to reflect the Loomis core fixed-income investment strategy.

The principal investment strategies of the Target Fund and the Acquiring Fund (as repositioned) have many similarities, yet they also have some important differences.  Both Funds invest in a diversified portfolio consisting primarily of investment grade corporate bonds, U.S. government bonds, mortgage-backed securities and asset-backed securities, and both Funds invest at least 80% of their respective net assets in fixed-income securities.  However, the Target Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards.  For example, the Target Fund may invest in corporate loans (which often are below investment grade) and up to 25% of its net assets in high-yield (i.e., “junk”) bonds, while the Acquiring Fund does not invest in either corporate loans or high-yield bonds as a principal investment strategy.  Both Funds may purchase foreign securities that are denominated in U.S. dollars, but only the Target Fund may purchase foreign securities that are denominated in foreign currencies.  The Target Fund also may invest in securities of emerging market issuers, whereas the Acquiring Fund does not invest in emerging market securities as a principal investment strategy.  Both Funds invest in mortgage-backed securities, but the Target Fund may invest more heavily in collateralized mortgage obligations and securities subject to delayed delivery than does the Acquiring Fund.  The Target Fund also may invest in bonds issued by foreign governments, whereas the Acquiring Fund does not invest in sovereign bonds as a principal investment strategy.  Overall, the Acquiring Fund is designed to be more risk-averse than the Target Fund, focusing more on investment income and preservation of capital with less emphasis on capital appreciation.

Each Fund is classified as “diversified” under applicable federal law and does not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?
Although the Target Fund and the Acquiring Fund (as repositioned) have similar principal risks, there are also some differences in the investment risks of the two Funds.  Specifically, the Target Fund and the Acquiring Fund share the following risks: interest rate risk, credit risk, prepayment and call risk, market risk, selection risk, sector risk, liquidity risk and U.S. government securities risk.  Because funds-of-funds may invest in both Funds, both Funds also are subject to redemptions risk, and both Funds are subject to foreign securities risk, although only the Target Fund is subject to emerging markets risk, sovereign bonds risk and foreign currency risk.  Both Funds are subject to mortgage-backed and asset-backed securities risk, although only the Target Fund is subject to collateralized mortgage obligations risk and delayed delivery risk.  Unlike the Acquiring Fund, the Target Fund is subject to high-yield bonds risk and corporate loans risk.  Unlike the Target Fund, the Acquiring Fund is subject to portfolio turnover risk.  For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks.”

What are the general tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position).  This means that the shareholders of the Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for Acquiring Fund Shares pursuant to the Transaction.  Prior to and in anticipation of the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

This discussion is only a general summary of certain federal income tax consequences. For federal income tax purposes, the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situations.

For more detailed information about the federal income tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?
Nationwide Fund Advisors (“NFA” or the “Adviser”), One Nationwide Plaza, Mail Code: [______}, Columbus, Ohio 43215, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. As of September 30, 2024, NFA managed in the aggregate approximately $74.04 billion in assets under management.

Subject to the supervision of NFA and the Board, one or more subadvisers manages all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Target Fund

The Target Fund is subadvised by Insight North America LLC, a subsidiary of The Bank of New York Mellon Corporation (“Insight”).  Insight is located at 200 Park Avenue, New York, NY 10166.

Brendan Murphy, CFA, Scott Zaleski, CFA and James DiChiaro are jointly responsible for the day-to-day management of the Target Fund, including the selection of the Target Fund’s investments.

Mr. Murphy joined Insight’s Fixed Income Group in 2021 following the transition of Mellon Investment Corporation’s fixed-income strategies to Insight. He is Head of Core Fixed Income, North America. He previously served as senior portfolio manager for non-US, global and opportunistic bond portfolios at Mellon Investment Corporation, another subsidiary of The Bank of New York Mellon Corporation, which he joined in 2018.

Mr. Zaleski joined Insight’s Fixed Income Group in 2021 following the transition of Mellon Investment Corporation’s fixed income strategies to Insight. He is Head of US Multi Sector Fixed Income. He previously served as portfolio manager for global multi-sector products at Mellon Investment Corporation, which he joined in 2014.

Mr. DiChiaro joined Insight’s Fixed Income Group in 1999 (via predecessor company, Cutwater Asset Management), where he serves as a Senior Portfolio Manager.

Acquiring Fund

Loomis, Sayles & Company, L.P. (“Loomis”) will become the subadviser to the Acquiring Fund prior to the Closing Date of the Transaction.  Loomis is located at One Financial Center, Boston, MA 02111.

Christopher T. Harms, Clifton V. Rowe, CFA, and Daniel Conklin, CFA, are Co-Portfolio Managers of the Acquiring Fund and are responsible for the day-to-day management of the Acquiring Fund, including the selection of the Acquiring Fund’s investments. Ian Anderson and Barath W. Sankaran, CFA, are solely responsible for managing the mortgage-backed securities portion of the Acquiring Fund.

Mr. Harms is a Portfolio Manager and Co-Head of the Relative Return Team at Loomis, joined Loomis in 2010, and has 43 years of investment industry experience.

Mr. Rowe, CFA, is a Portfolio Manager for the Relative Return Team and Mortgage Structured Finance Team at Loomis, joined Loomis in 1992, and has 31 years of investment industry experience.

Mr. Conklin, CFA, is a Portfolio Manager for the Relative Return Team at Loomis, joined Loomis in 2012, and has 13 years of investment industry experience.

Mr. Anderson is the Agency MBS Strategist for the Mortgage and Structured Finance Team. He is lead Portfolio Manager for the dedicated Agency MBS strategies and a co-Agency MBS Portfolio Manager for the Loomis Sayles Core Plus Bond Fund, joined Loomis in 2011, and has over 25 years of investment industry experience.

Mr. Sankaran, CFA, is a member of the Mortgage and Structured Finance Team at Loomis. He is also co-Portfolio Manager for the dedicated Agency MBS strategies and a co-Agency MBS Portfolio Manager for the Loomis Sayles Core Plus Bond Fund, joined Loomis in 2009, and has over 14 years of investment industry experience.

NWAM had subadvised the Acquiring Fund since its inception in 2008, and the Acquiring Fund was known as the NVIT Core Bond Fund. At a special meeting of the Board held on October 23, 2024, the Board approved the termination of NWAM as the Acquiring Fund’s subadviser and the appointment of Loomis as the Acquiring Fund’s new subadviser.  Loomis will assume the responsibilities as the Acquiring Fund’s subadviser, and the Acquiring Fund will be renamed the “NVIT Loomis Core Bond Fund,” before the completion of the Transaction.  Loomis will continue to subadvise the Acquiring Fund after the Transaction. In addition, the principal investment strategy of the Acquiring Fund will be repositioned to reflect the core fixed-income investment strategy that Loomis will use in sub-advising the Acquiring Fund. Loomis will continue to subadvise the Acquiring Fund after the Transaction.

The Statement of Additional Information (“SAI”) for the Funds, dated April 29, 2024, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?
The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of Acquiring Fund Shares after the Transaction. The operating expenses shown for the Funds are based on expenses incurred during the Funds’ 12-month period ended June 30, 2024. The tables below also include the pro forma expenses for the Acquiring Fund after the Transaction with the Target Fund and for the relevant share classes.  In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts.  If these amounts were reflected, the fees and expenses would be higher than shown.  Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLES FOR THE FUNDS

Class I Shares
	Actual		Pro Forma*
	NVIT BNY Mellon Core Plus Bond Fund (Target Fund)	NVIT Core Bond Fund (Acquiring Fund)	NVIT Core Bond Fund (Acquiring Fund)
	Class I	Class I	Class I after Transaction with NVIT BNY Mellon Core Plus Bond Fund (Target Fund)

Annual Fund Operating Expenses
Management Fees	0.44%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.20%	0.20%	0.19%
Total Annual Fund Operating Expenses	0.64%	0.59%	0.58%
Fee Waiver/Expense Reimbursement[1]	(0.01)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.63%	0.59%	0.58%

Class II Shares
	Actual		Pro Forma*
	NVIT BNY Mellon Core Plus Bond Fund (Target Fund)	NVIT Core Bond Fund (Acquiring Fund)	NVIT Core Bond Fund (Acquiring Fund)
	Class II	Class II	Class II after Transaction with NVIT BNY Mellon Core Plus Bond Fund (Target Fund)

Annual Fund Operating Expenses
Management Fees	0.44%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.20%	0.20%	0.19%
Total Annual Fund Operating Expenses	0.89%	0.84%	0.83%
Fee Waiver/Expense Reimbursement[1]	(0.01)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	0.84%	0.83%

Class P Shares
	Actual		Pro Forma*
	NVIT BNY Mellon Core Plus Bond Fund (Target Fund)	NVIT Core Bond Fund (Acquiring Fund)	NVIT Core Bond Fund (Acquiring Fund)
	Class P	Class P	Class P after Transaction with NVIT BNY Mellon Core Plus Bond Fund (Target Fund)

Annual Fund Operating Expenses
Management Fees	0.44%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.05%	0.04%
Total Annual Fund Operating Expenses	0.74%	0.69%	0.68%
Fee Waiver/Expense Reimbursement[1]	(0.01)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.73%	0.69%	0.68%

Class Y Shares
	Actual		Pro Forma*
	NVIT BNY Mellon Core Plus Bond Fund (Target Fund)	NVIT Core Bond Fund (Acquiring Fund)	NVIT Core Bond Fund (Acquiring Fund)
	Class Y	Class Y	Class Y after Transaction with NVIT BNY Mellon Core Plus Bond Fund (Target Fund)

Annual Fund Operating Expenses
Management Fees	0.44%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.05%	0.05%	0.04%
Total Annual Fund Operating Expenses	0.49%	0.44%	0.43%
Fee Waiver/Expense Reimbursement[1]	(0.01)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.48%	0.44%	0.43%
* Pro forma expenses are estimated as if the Transaction occurred on July 1, 2023.
1 Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.0111% of the management fee to which the Adviser would be entitled with respect to the Target Fund until April 30, 2025.  The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction. The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class I
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class I Shares	$64	$204	$356	$797
Acquiring Fund – Class I Shares	$61	$190	$332	$744
Pro forma Acquiring Fund – Class I Shares (after the Transaction with Target Fund)	$60	$187	$326	$731

Class II
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class II Shares	$90	$283	$492	$1,095
Acquiring Fund – Class II Shares	$86	$270	$468	$1,043
Pro forma Acquiring Fund – Class II Shares (after the Transaction with Target Fund)	$85	$266	$463	$1,031

Class P
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class P Shares	$75	$236	$410	$917
Acquiring Fund – Class P Shares	$71	$222	$387	$864
Pro forma Acquiring Fund – Class P Shares (after the Transaction with Target Fund)	$70	$219	$381	$852

Class Y
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class Y Shares	$49	$156	$273	$615
Acquiring Fund – Class Y Shares	$45	$143	$249	$560
Pro forma Acquiring Fund – Class Y Shares (after the Transaction with Target Fund)	$44	$140	$244	$548

These are just examples. They do not represent past or future expenses or returns. Each Fund pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.
How do the performance records of the Funds compare?
The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of the Target Fund’s and Acquiring Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show the Target Fund’s and Acquiring Fund’s average annual total returns for certain time periods compared to the returns of the Bloomberg U.S. Aggregate Bond Index, the current benchmark for both the Target Fund and the Acquiring Fund.  Remember, however, that past performance is not necessarily an indication of how either the Target Fund or the Acquiring Fund will perform in the future.  The returns shown in the bar charts and tables do not include charges that are imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

As mentioned above, Loomis will become the Acquiring Fund’s subadviser prior to the Closing Date of the Transaction.  Acquiring Fund performance reflected below thus reflects returns achieved pursuant to a different subadviser than Loomis.  If Loomis had been the Acquiring Fund’s subadviser for all periods shown, the performance shown for the Acquiring Fund would have been different.

NVIT BNY Mellon Core Plus Bond Fund – Class Y Shares

Annual Total Returns
(Years Ended December 31,)

Highest Quarter: 7.65% - 4th qtr. of 2023
Lowest Quarter: -6.45% - 2nd qtr. of 2022

Year-to-date total return as of September 30, 2024:     5.68%

NVIT Loomis Core Bond Fund – Class Y Shares

Annual Total Returns
(Years Ended December 31,)

Highest Quarter:  6.72% - 4th qtr. of 2023
Lowest Quarter: -6.30% – 1st qtr. of 2022

Year-to-date total return as of September 30, 2024:      4.89%

The inception date for Class P shares of the Target Fund is March 9, 2021.  The Acquiring Fund had not commenced offering Class P shares as of the date of this prospectus/information statement.  Therefore, pre-inception historical performance for Class P shares of each Fund is based on the previous performance of such Fund’s Class Y shares.  Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class Y shares. The performance shown below with respect to the Acquiring Fund does not reflect the performance history of the incoming subadviser or portfolio management team:
	Average Annual Total Returns for the Periods Ended December 31, 2023
	1 Year	5 Years	10 Years
Target Fund – Class I	7.40%	2.08%	2.14%
Acquiring Fund – Class I	5.19%	0.70%	1.69%

Target Fund – Class II	7.17%	1.82%	1.90%
Acquiring Fund – Class II	5.05%	0.47%	1.44%

Target Fund – Class P	7.36%	1.98%	2.04%
Acquiring Fund – Class P	5.10%	0.59%	1.58%

Target Fund – Class Y	7.63%	2.23%	2.30%
Acquiring Fund – Class Y	5.36%	0.84%	1.83%

Performance Benchmark for Target Fund and Acquiring Fund
Bloomberg U.S. Aggregate Bond Index [1]	5.53%	1.10%	1.81%
1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

 In addition, the performance history of the Target Fund and Acquiring Fund as of September 30, 2024 is shown below. The performance shown below with respect to the Acquiring Fund does not reflect the performance history of the incoming subadviser or portfolio management team:
	Average Annual Total Returns for the Periods Ended September 30, 2024
	1 Year	5 Years	10 Years
Target Fund – Class I	13.56%	1.40%	2.30%
Acquiring Fund – Class I	11.63%	(0.10)%	1.72%

Target Fund – Class II	13.36%	1.14%	2.05%
Acquiring Fund – Class II	11.41%	(0.34)%	1.47%

Target Fund – Class P	13.50%	1.29%	2.20%
Acquiring Fund – Class P	11.66%	(0.18)%	1.63%

Target Fund – Class Y	13.77%	1.54%	2.46%
Acquiring Fund – Class Y	11.94%	0.07%	1.88%

Performance Benchmark for Target Fund and Acquiring Fund
Bloomberg U.S. Aggregate Bond Index [1]	11.57%	0.33%	1.84%
1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?
The Target Fund’s and Acquiring Fund’s Annual Reports contain reflections of each Fund’s performance during their fiscal year ending December 31, 2023, and show per share information for each of the previous five fiscal years. Each Fund’s Annual Report and Semi-Annual Report for the fiscal year ended December 31, 2023 and the semi-annual period ended June 30, 2024, respectively, is available upon request (See “More Information about the Funds”).

What are other key features of the Funds?
Investment Advisory Fees. NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund and each Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
NVIT BNY Mellon Core Plus Bond Fund	0.45% on assets up to $1 billion; 0.44% on assets of $1 billion and more but less than $1.5 billion; and 0.43% on assets of $1.5 billion and more
NVIT Core Bond Fund	0.40% on assets up to $1 billion; and 0.38% on assets of $1 billion and more

NFA pays a subadvisory fee to each subadviser based on the investment advisory fee NFA receives. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Target Fund and the Acquiring Fund will be in the Funds’ Annual Report to shareholders, which will cover the period ending December 31, 2024, and which will be filed with the SEC on Form N-CSR and made available on the Funds’ website.

Distribution Services. Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code [_______], Columbus, Ohio 43215, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007. In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund. The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plans. The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the 1940 Act for each Fund’s Class II shares and Class P shares. The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class II shares and Class P shares of the Funds.  Although actual distribution expenses may be more or less, Class II shares and Class P shares pay NFD an annual amount under the Distribution Plan that will not exceed 0.25%. The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures. There are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares. You may refer to the prospectus for the Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares. In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent. Shares may be redeemed or exchanged at any time, subject to certain restrictions. Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes. You may refer to the prospectus for the Funds under the section entitled “Distributions and Taxes” for each Fund’s procedures with regard to dividends, distributions and taxes. In summary, substantially all of each Fund’s net investment income, if any, is declared and paid as a dividend each quarter. Any net realized capital gains of each Fund will be declared and paid to shareholders at least annually. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, as well as the principal risks associated with such objectives, principal strategies and policies. For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Summary Prospectus, which is included with this Prospectus/Information Statement.

What are the differences between the investment objectives of the Target Fund and the Acquiring Fund?
The Target Fund seeks long-term total return, consistent with reasonable risk. The Acquiring Fund seeks a high level of current income consistent with preserving capital. The Funds’ investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Total return consists of a combination of capital growth and current income.  Capital growth refers to an increase in the market value of the assets in which a Fund invests.  Current income refers to money that is paid out as a result of a Fund’s ownership of an asset, such as interest payments.  Therefore, while the Target Fund seeks returns through investing in assets that both (i) increase in value and (ii) periodically pay out money, the Acquiring Fund’s investment objective is to seek a high level of current income consistent with preserving capital through investing in assets that periodically pay money.

What are the most significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?
The principal strategies of the Target Fund and the Acquiring Fund have (as repositioned) many similarities, yet they also have some important differences.  Both Funds invest in a diversified portfolio consisting primarily of investment grade corporate bonds, U.S. government bonds, mortgage-backed securities and asset-backed securities, and both Funds invest at least 80% of their respective net assets in fixed-income securities.  However, the Target Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards.  For example, the Target Fund may invest in corporate loans (which often are below investment grade) and up to 25% of its net assets in high-yield (i.e., “junk”) bonds, while the Acquiring Fund does not invest in either corporate loans or high-yield bonds as a principal investment strategy.  Both Funds may purchase foreign securities that are denominated in U.S. dollars, but only the Target Fund may purchase foreign securities that are denominated in foreign currencies.  The Target Fund also may invest in securities of emerging market issuers, whereas the Acquiring Fund does not invest in emerging market securities as a principal investment strategy.  Both Funds invest in mortgage-backed securities, but the Target Fund may invest more heavily in collateralized mortgage obligations and securities subject to delayed delivery than does the Acquiring Fund.  The Target Fund also may invest in bonds issued by foreign governments, whereas the Acquiring Fund does not invest in sovereign bonds as a principal investment strategy.  Overall, the Acquiring Fund is designed to be more risk-averse than the Target Fund, focusing more exclusively on investment income and preservation of capital with less emphasis on capital appreciation.

Insight, as the subadviser of the Target Fund, is responsible for the day-to-day management of the Target Fund’s portfolio.  As the subadviser to the Acquiring Fund, Loomis will be responsible for the day-to-day management of the Acquiring Fund’s portfolio.

Each Fund is classified as “diversified” under applicable federal law, which means that, with respect to 75% of its total assets, the Fund may invest no more than 5% of such assets in any one issuer or may hold no more than 10% of the outstanding securities of any one issuer.  Each Fund will not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in securities of issuers in the same industry.

Target Fund

The Target Fund is designed to provide a diversified portfolio of different types of fixed-income securities. In contrast to a typical core bond strategy, however, the Target Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. The fixed-income securities in which the Target Fund invests include U.S. and foreign corporate bonds, U.S. government securities, bonds issued by foreign governments, corporate loans, asset-backed securities and mortgage-backed securities. The Target Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Target Fund does not invest more than 20% of its net assets in emerging market securities. Some foreign securities may be denominated in currencies other than the U.S. dollar.

The Target Fund invests in mortgage-backed securities. Mortgage-backed securities include either pass-through securities issued by U.S. government agencies, such as Ginnie Mae, Fannie Mae or Freddie Mac, or collateralized mortgage obligations issued either by U.S. government agencies or by private issuers. The Target Fund may purchase many U.S. agency pass-through securities on a when-issued (also known as “to-be-announced”) basis, and it may also purchase or sell such securities for delayed delivery. When entering into such a transaction, the Target Fund buys or sells securities with payment and delivery scheduled to take place in the future.

The Target Fund normally invests primarily in fixed-income securities that are rated, at the time of purchase, investment grade or the unrated equivalent as determined by the Target Fund’s subadviser. The Target Fund may, however, invest up to 25% of its net assets at the time of purchase, in high-yield bonds (i.e., “junk bonds”). Under normal circumstances, the Target Fund invests at least 80% of its net assets in fixed-income securities. Securities in which the Target Fund invests pay interest on either a fixed-rate or variable-rate basis.

The Target Fund seeks to achieve its objective by investing in securities offering the highest level of total return while simultaneously managing investment risk. The Target Fund’s portfolio can be expected to have an average effective duration ranging between three and eight years, although the Target Fund’s subadviser may lengthen or shorten the Target Fund’s portfolio duration outside this range depending on its evaluation of market conditions. Duration is an indication of an investment’s “interest rate risk,” or how sensitive an investment may be to changes in interest rates. Bonds with longer durations have higher risk and volatility.

In constructing the Target Fund’s portfolio, the subadviser relies primarily on proprietary, internally-generated credit research, focusing on both industry/sector analysis and detailed individual security selection. The subadviser seeks to identify investment opportunities based on the relative value of securities. The subadviser analyzes individual issuer credit risk based on factors such as management and depth of experience, competitive advantage, market and product position and overall financial strength. The Target Fund’s subadviser seeks value and may sell a security in anticipation of market declines or credit downgrades or to take advantage of more favorable opportunities.

Acquiring Fund (as repositioned)

Under normal market conditions, the Acquiring Fund invests primarily in bonds (or fixed-income securities) which include:

•	U.S. government securities;
•
Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);

•	Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities; and
•
Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Acquiring Fund may invest in other types of fixed-income securities. Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Acquiring Fund invests are denominated in U.S. dollars.

The Acquiring Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Aggregate Bond Index (the "Aggregate Bond Index"), although it reserves the right to deviate further from the average duration of the Aggregate Bond Index when the subadviser believes it to be appropriate in light of the Acquiring Fund's investment objective. As of December 31, 2023, the average duration of the Aggregate Bond Index was 6.20 years.

In deciding which securities to buy or sell, the subadviser considers a number of factors related to the bond issue and the current market, for example, including:

•	the financial strength of the issuer;
•	current interest rates and valuations;
•	the stability and volatility of a country’s bond markets and
•	expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Acquiring Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Acquiring Fund may engage in active and frequent trading of portfolio securities.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?
The Funds have adopted identical fundamental investment restrictions. Neither Fund may change any of its fundamental investment restrictions without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated April 29, 2024 (1933 Act File No. 002-73024), which is incorporated by reference into the SAI relating to this Prospectus/Information Statement and is available upon request.

What are the principal risk factors associated with investments in the Funds?
Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. As with any fund, the value of the Funds’ investments—and therefore, the value of Fund shares—may fluctuate.

Although the Target Fund and the Acquiring Fund have similar principal risks, there are also some differences in the investment risks of the two Funds.  Specifically, the Target Fund and the Acquiring Fund share the following risks: interest rate risk, credit risk, prepayment and call risk, market risk, selection risk, sector risk, liquidity risk and U.S. government securities risk.  Because funds-of-funds may invest in both Funds, both Funds also are subject to redemptions risk, and both Funds are subject to foreign securities risk, although only the Target Fund is subject to emerging markets risk, sovereign bonds risk and foreign currency risk.  Both Funds are subject to mortgage-backed and asset-backed securities risk, although only the Target Fund is subject to collateralized mortgage obligations risk and delayed delivery risk.  Unlike the Acquiring Fund, the Target Fund is subject to high-yield bonds risk and corporate loans risk.  Unlike the Target Fund, the Acquiring Fund is subject to portfolio turnover risk.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Collateralized mortgage obligations risk – (Target Fund only) collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches often are specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Corporate loans risk – (Target Fund only) commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.” Furthermore, investments in corporate loans may not be considered "securities" for certain federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.

Credit risk – (Target Fund and Acquiring Fund) a bond issuer will default if it is unable to pay the interest or principal when due.  If an issuer defaults, the Fund will lose money.  This risk is particularly high for high-yield bonds and other securities rated below investment grade.  Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.

Delayed-delivery risk – (Target Fund only) the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation.  If this happens, the Fund will lose the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Emerging markets risk – (Target Fund only) emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets are considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries are unreliable compared to developed markets. Companies in emerging market countries generally are subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.

Foreign currencies risk – (Target Fund only) foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign securities risk -- (Target Fund and Acquiring Fund) foreign securities often are more volatile, harder to price and less liquid than U.S. securities.

High-yield bonds risk – (Target Fund only) investing in high-yield bonds and other lower-rated bonds is considered speculative and may subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.

Interest rate risk – (Target Fund and Acquiring Fund) generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund’s investments to decline significantly.  The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on a Fund’s investments in fixed-income securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of a Fund’s investments in fixed-income securities and increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted.  A Fund is subject to the risk that the income generated by its investments in fixed-income securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.

Liquidity risk – (Target Fund and Acquiring Fund) when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.

Market risk – (Target Fund and Acquiring Fund) the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Mortgage-backed and asset-backed securities risk (Target Fund and Acquiring Fund) these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Portfolio turnover risk – (Acquiring Fund only) a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

Prepayment and call risk -- (Target Fund and Acquiring Fund) certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Redemptions risk -- (Target Fund and Acquiring Fund) the Fund is an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.

Sector risk -- (Target Fund and Acquiring Fund) investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Selection risk – (Target Fund and Acquiring Fund) the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Sovereign debt risk – (Target Fund only) sovereign debt instruments are subject to the risk that a governmental entity will delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

U.S. government securities risk – (Target Fund and Acquiring Fund) not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

FACTORS CONSIDERED BY THE BOARD

NFA proposed the Transaction at the Board’s October 23, 2024 meeting. In approving the proposal, the Board considered, among other things: that the investment strategies of the Target Fund and Acquiring Fund (as repositioned) are similar; that the Transaction was expected to result in lower gross and net expenses for shareholders of each class of shares of the Target Fund; that NFA would bear all expenses (other than brokerage expenses) of the Transaction; that the Transaction would be effected on the basis of each Fund’s net asset values per share; and that NFA had otherwise determined that the Transaction would not result in the dilution of the interest of shareholders of any Fund. The Board also considered NFA’s statements that each Fund offered a standard core fixed-income approach and that the Transaction was proposed by NFA to eliminate this redundancy in the Nationwide fixed-income line up.

Based on its review of these factors and other information presented to it, and on the basis of NFA’s recommendations, the Board, including a majority of the Independent Trustees, determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transaction be carried out?
The Transaction will take place after the parties to the Plan satisfy various conditions. On the Closing Date, the Target Fund will deliver to the Acquiring Fund all of its Assets, and the Acquiring Fund will assume any liabilities of the Target Fund. In exchange, the Trust, on behalf of the Target Fund, will receive Acquiring Fund Shares to be distributed pro rata to the Target Fund’s shareholders. The value of the Assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s net asset value.

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date. The Target Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board. The Board may also agree to terminate and abandon the Transaction at any time or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?
The expenses related to the Transaction (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, will be paid by NFA whether or not the Transaction is consummated. Brokerage costs related to the repositioning of the Target Fund, if any, will be paid by the Target Fund, which ultimately are paid by shareholders of the Target Fund. Brokerage costs following the merger will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Transaction. Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund’s assets, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received. However, in light of the tax-favored status of the shareholders of the Acquiring Fund and the Target Fund, which are the Participating Insurance Companies and their separate accounts, failure of the Transaction to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.  The following discussion assumes that the Transaction qualifies as a tax-free reorganization for federal income tax purposes.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

Sale of Assets.  Approximately 15% of the Target Fund’s portfolio securities, representing over-the-counter derivatives positions, will be sold before the Transaction as distinct from normal portfolio turnover.   These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders of the Target Fund will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time. Taking into account the Target Fund’s net unrealized depreciation in portfolio assets on a tax basis at December 31, 2023 of ($172,072,177) (9.37% of net asset value) and the total capital loss carryovers available as of such date to offset any capital gains realized by the Target Fund of ($87,860,709) as of December 31, 2023, not subject to expiration, it is not anticipated that the sale of a portion of the portfolio assets prior to the closing of the Transaction should result in any material amounts of capital gains being distributed to shareholders and instead, the disposition is currently estimated to result in a net taxable loss for federal income tax purposes. Additionally, if the sale of the Target Fund’s portfolio assets occurs after the date of closing of the Transaction, the ability of the combined Fund to fully utilize the Target Fund’s capital loss carryovers, as of the date of closing, to offset the resulting capital gain may be limited as described below, which may  result in shareholders of the Acquiring Fund receiving a greater amount of capital gain distributions than they would have had the Transaction not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio.  NFA believes that these portfolio transaction costs will be between $50,000 and $116,900.

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers of the Target Fund move to the Acquiring Fund in the Transaction. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year. As of December 31, 2023, the Target Fund had a capital loss carryforward of ($87,860,709) and the Acquiring Fund had a capital loss carryforward of ($120,648,717).

Tracking Your Basis and Holding Period. After the Transaction, a shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for federal income tax purposes.
Appreciation in Value of Investments.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized appreciation in value of investments as a percentage of its net asset value on December 31, 2023 was 9.37% for the Target Fund compared to 4.61% for the Acquiring Fund and 7.07% on a combined basis.  As a result, shareholders of the Acquiring Fund may receive a greater amount of taxable distributions than they would have had a Transaction not occurred.

General. This discussion is only a general summary of certain federal income tax consequences.

For federal income tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of a Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situation, including the possible applicability of federal, state and local tax consequences.

What should I know about shares of the Target Fund and Acquiring Fund?
Upon the Closing of the Transaction, Class I, Class II, Class P and Class Y shares of the Target Fund will be exchanged for Class I, Class II, Class P and Class Y shares, respectively, of the Acquiring Fund. The fees and expenses of each Class are provided above in the section “Fee Tables for the Target Fund and Acquiring Fund.”

Full and fractional Acquiring Fund Shares will be distributed to shareholders of the Target Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The Acquiring Fund Shares will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. The Acquiring Fund Shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
The following table sets forth, as of June 30, 2024, the separate capitalizations of the Target Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Transaction[1] (estimated)
Net assets (all classes)	$1,800,523,467	$1,704,986,178		$$3,505,509,645

Total shares outstanding	181,264,615	187,582,449	16,771,384	385,618,448

Class I net assets	$34,052,122	$15,352,603	$-	$49,404,725
Class I shares outstanding	3,447,177	1,688,130	297,101	5,432,408
Class I net asset value per share	$9.88	$9.09	None	$9.09

Class II net assets	$2,771,134	$98,502,535	$-	$101,273,669
Class II shares outstanding	276,620	10,889,436	29,728	11,195,784
Class II net asset value per share	$10.02	$9.05	None	$9.05

Class P net assets	$412,873,212	$-		$$412,873,212
Class P shares outstanding	41,615,275	N/A	3,795,710	45,410,985
Class P net asset value per share	$9.92	N/A	None	$9.09

Class Y net assets	$1,350,826,999	$1,591,131,040	$-	$2,941,958,039
Class Y shares outstanding	135,925,543	175,004,883	12,648,845	323,579,271
Class Y net asset value per share	$9.94	$9.09	None	$9.09
1 Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Mutual Funds (another trust also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at One Nationwide Plaza, Mail Code: [_______] Columbus, Ohio 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to JPMorgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp; and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Custodian. JPMorgan Chase Bank, N.A., 383 Madison Avenue, Floor 11, New York, NY 10179, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The custodian performs no managerial or policy-making functions for the Funds.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accountant.

Additional Information. The following information about the Acquiring Fund or Target Fund (1933 Act File No. 002-73024 for the Acquiring Fund and Target Fund) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Target Fund Prospectus dated April 29, 2024, which is incorporated by reference herein; (ii) the Acquiring Fund’s and the Target Fund’s SAI dated April 29, 2024, related to the Acquiring Fund Prospectus and the Target Fund Prospectus; (iii) the Statement of Additional Information dated December __, 2024 (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; and (iv) the Acquiring Fund’s and the Target Fund’s Annual Report and Semi-Annual Report to Shareholders for the periods ended December 31, 2023 and June 30, 2024, respectively. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semi-Annual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: One Nationwide Plaza, Mail Code: [_______] Columbus, Ohio 43215.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202)-551-8090 for hours of operation). Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Plan of Reorganization for the Target Fund
B	Financial Highlights

EXHIBIT A
FORM OF
PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this ___ day of _________, 2024 is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Nationwide Plaza, Columbus, Ohio 43215, on behalf of two of its series, as set forth below:

NVIT BNY Mellon Core Plus Bond Fund (the “Target Fund”)	NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund) (the “Acquiring Fund”)
Class I	Class I
Class II	Class II
Class P	Class P
Class Y	Class Y

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill (“Assets”) of the Target Fund in exchange solely for shares of beneficial interest, without par value, of the corresponding class of shares of the Acquiring Fund listed in the table above; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s Liabilities (as defined below); (iii) the distribution of each class of the Acquiring Fund’s shares to the shareholders of its corresponding class of shares of the Target Fund, according to their respective interests, in complete liquidation of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund

(a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Target Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing Assets of the Target Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Target Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) subject to clause (2), to discharge all of the Target Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Target Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Target Fund (hereinafter “Net Assets”). The Target Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Target Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. To the extent that any Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Target Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value per share of the corresponding share class of the Target Fund as of Close of Business on the Valuation Date by the net asset value per share of the corresponding class of the Acquiring Fund as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the corresponding Target Fund class as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Fund to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Target Fund, determined as of the Valuation Date, attributable to such class of shares of the Target Fund, by the net asset value per share of the corresponding class of the Acquiring Fund as of the Valuation Date. Each class of shares of the Acquiring Fund received shall be distributed pro rata to the shareholders of record of the corresponding class of the Target Fund as of the Close of Business on the Valuation Date.

(c) As soon as practicable following the Closing, the Trust shall dissolve the Target Fund and distribute pro rata to the Target Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Target Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Target Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Target Fund irrespective of whether such shareholders hold their shares in certificated form.

(d) At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Target Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e) At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

2.	Valuation

(a) The value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures adopted by the Trust on behalf of the Target Fund and the Acquiring Fund (“Valuation Procedures”).

(b) The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares, Acquiring Fund Class II Shares, Acquiring Fund Class P Shares and Acquiring Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

(c) The net asset value of a share of beneficial interest of the Target Fund Class I Shares, Target Fund Class II Shares, Target Fund Class P Shares and Target Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

3.	Closing and Valuation Date

The Valuation Date shall be [___________] or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, at One Nationwide Plaza, Columbus, Ohio 43215 at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Target Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY

10008. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Target Fund, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Target Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Target Fund, without par value. Each outstanding share of the Target Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b) The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2024, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Target Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c) The books and records of the Target Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements (“FIN 48 Workpapers”), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Target Fund.

(d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Target Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e) At the Closing, the Trust, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f) The Trust has elected to treat the Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Target Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Target Fund to fail to qualify as a RIC as of the Closing. The Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g) There are no material contracts outstanding to which the Target Fund is a party, other than as disclosed in the Target Fund’s registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the “Commission”) or the Target Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Target Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e) The books and records of the Acquiring Fund, including FIN 48 Workpapers, made available to the Target Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f) The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing. The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Target Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is a statutory trust created under the laws of the State of Delaware on October 1, 2004, and is validly existing and in good standing under the laws of that state. The Trust, of which the Target Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) The Trust has the necessary trust power and authority to conduct its business and the business of the Target Fund and Acquiring Fund as such businesses are now being conducted.

(c) The Trust is not a party to or obligated under any provision of its Second Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”); Third Amended and Restated By-Laws (“By-Laws”); or any material contract or material commitment or obligation that would be violated by its execution of or performance under the Plan. Furthermore, the Trust is not subject to any order or decree that would be violated by performance under this Plan.

(d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e) The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(f) Neither the Trust, the Target Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) There are no legal, administrative or other proceedings or investigations against the Trust, the Target Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Target Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The Trust has duly filed, on behalf of the Target Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Target Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Target Fund or the Acquiring Fund, as applicable. The Trust has, on behalf of each of the Target Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Target Fund or the Acquiring Fund. The amounts established as provisions for Taxes in the books and records of each of the Target Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Target Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Target Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Target Fund or the Acquiring Fund. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i) All information provided by the Trust for inclusion in, or transmittal with, the prospectus and statement of additional information with respect to this Plan pursuant to which the Target Fund shareholders will be informed of the Reorganization, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Target Fund

(a) The Trust shall operate the business of the Target Fund as presently conducted between the date hereof and the Closing.

(b) The Trust, on behalf of the Target Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Target Fund’s shareholders.

(c) The Trust shall file, by the date of the Closing, all of the Target Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

(1) A statement of the respective tax basis and holding periods of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the “Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the Close of Business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(4) If requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers and supporting statements pertaining to the Target Fund.

(e) The Trust shall mail to each shareholder of record of the Target Fund as of the Valuation Date a prospectus and statement of additional information that complies in all material respects with the requirements of Form N-14.

(f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g) The Target Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(i) The Target Fund shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) As promptly as practicable, but in any case within sixty (60) days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(k) The Target Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after the reduction for any capital loss carryover).

8. Obligations of the Trust on behalf of the Acquiring Fund

(a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Target Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c) The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e) The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable. At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the registration statement becomes effective, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f) The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Target Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Target Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d) That the Target Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and the assumption of its liabilities by, the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code;

(5) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8) The aggregate tax basis of the Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) of the Acquiring Fund will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9) The holding period of the Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 9(f).

(g) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1) The Trust was created as a statutory trust under the laws of the State of Delaware on October 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Fund and Acquiring Fund;

(4) Assuming that the initial shares of beneficial interest of the Target Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Target Fund were sold, issued and paid for in accordance with the terms of the Target Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Target Fund or the Acquiring Fund;

(7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h) That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Target Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Target Fund shareholder.

(j) That at the Closing, the Trust, on behalf of the Target Fund, transfers to the Acquiring Fund Net Assets of the Target Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Target Fund at the Close of Business on the Valuation Date.

(k) The Target Fund will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period for all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing, and (5) if requested by the Trust on behalf of the Acquiring Fund, a statement of earnings and profits as provided in Section 7(j).

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b) If the transactions contemplated by this Plan have not been consummated by April 30, 2025, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)  The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Fund, unless such further vote is required by applicable law.

12. Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Target Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Target Fund, or in connection with the transactions contemplated herein with respect to the Target Fund, shall be discharged only out of the assets of the Target Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Target Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13. Final Tax Returns and Forms 1099 of the Target Fund

(a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any expenses incurred by the Trust or the Target Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Target Fund to the extent such expenses have been or should have been accrued by the Target Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15. Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of the NVIT BNY Mellon Core Plus Bond Fund and NVIT Loomis Core Bond Fund

By
Kevin T. Jestice, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Kevin T. Jestice, President

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlight tables below are intended to help you understand the NVIT BNY Mellon Core Plus Bond Fund’s and NVIT Core Bond Fund’s financial performance for the past five fiscal years and are included in the NVIT BNY Mellon Core Plus Bond Fund’s prospectus and NVIT Core Bond Fund’s prospectus which are each incorporated herein by reference. The fiscal year end for both the NVIT BNY Mellon Core Plus Bond Fund and the NVIT Core Bond Fund is December 31. The financial highlights tables below provide additional information for the most recent six-month semiannual reporting period ended June 30, 2024.  Except with respect to the six-month semiannual reporting period ended June 30, 2024, the information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request.

NVIT BNY Mellon Core Plus Bond Fund

Period Ended			Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)(e)	Portfolio Turnover(b)(f)
Class I Shares
6/30/2024 (Unaudited)	$9.88	$0.19	$(0.19)	$—	$ —	$ —	$—	$9.88	—%	$34,052	0.63%	3.88%	0.64%	36.75%
12/31/2023	9.55	0.36	0.33	0.69	(0.36)	—	(0.36)	9.88	7.40%	32,728	0.63%	3.65%	0.64%	30.83%
12/31/2022	11.49	0.27	(1.81)	(1.54)	(0.27)	(0.13)	(0.40)	9.55	(13.46)%	29,849	0.63%	2.60%	0.64%	97.87%
12/31/2021	12.24	0.23	(0.31)	(0.08)	(0.24)	(0.43)	(0.67)	11.49	(0.72)%	33,483	0.64%	1.91%	0.64%	233.40%
12/31/2020	11.52	0.28	0.79	1.07	(0.35)	—	(0.35)	12.24	9.31%	12,665	0.65%	2.29%	0.65%	201.93%
12/31/2019	10.82	0.32	0.75	1.07	(0.37)	—	(0.37)	11.52	9.89%	9,073	0.65%	2.78%	0.65%	173.78%
Class II Shares
6/30/2024 (Unaudited)	10.03	0.18	(0.19)	(0.01)	—	—	—	10.02	(0.10)%	2,771	0.88%	3.63%	0.89%	36.75%
12/31/2023	9.69	0.34	0.34	0.68	(0.34)	—	(0.34)	10.03	7.17%	2,774	0.88%	3.40%	0.89%	30.83%
12/31/2022	11.66	0.24	(1.83)	(1.59)	(0.25)	(0.13)	(0.38)	9.69	(13.75)%	2,303	0.88%	2.33%	0.89%	97.87%
12/31/2021	12.23	0.22	(0.33)	(0.11)	(0.03)	(0.43)	(0.46)	11.66	(0.93)%	2,796	0.89%	1.80%	0.90%	233.40%
12/31/2020	11.51	0.25	0.79	1.04	(0.32)	—	(0.32)	12.23	9.04%	97,903	0.90%	2.05%	0.90%	201.93%
12/31/2019	10.81	0.29	0.75	1.04	(0.34)	—	(0.34)	11.51	9.59%	79,674	0.90%	2.55%	0.90%	173.78%
Class P Shares
6/30/2024 (Unaudited)	9.93	0.18	(0.19)	(0.01)	—	—	—	9.92	(0.10)%	412,873	0.73%	3.78%	0.74%	36.75%
12/31/2023	9.59	0.35	0.34	0.69	(0.35)	—	(0.35)	9.93	7.36%	419,960	0.73%	3.55%	0.74%	30.83%
12/31/2022	11.54	0.25	(1.81)	(1.56)	(0.26)	(0.13)	(0.39)	9.59	(13.60)%	406,203	0.73%	2.46%	0.74%	97.87%
12/31/2021(g)	11.91	0.05	(0.21)	(0.16)	(0.21)	—	(0.21)	11.54	(1.36)%	531,352	0.73%	1.55%	0.74%	233.40%
Class Y Shares
6/30/2024 (Unaudited)	9.93	0.20	(0.19)	0.01	—	—	—	9.94	0.10%	1,350,827	0.48%	4.02%	0.49%	36.75%
12/31/2023	9.59	0.37	0.35	0.72	(0.38)	—	(0.38)	9.93	7.63%	1,381,464	0.48%	3.80%	0.49%	30.83%
12/31/2022	11.55	0.28	(1.82)	(1.54)	(0.29)	(0.13)	(0.42)	9.59	(13.44)%	1,322,071	0.48%	2.74%	0.49%	97.87%
12/31/2021	12.28	0.26	(0.31)	(0.05)	(0.25)	(0.43)	(0.68)	11.55	(0.50)%	1,484,094	0.49%	2.13%	0.50%	233.40%
12/31/2020	11.56	0.30	0.79	1.09	(0.37)	—	(0.37)	12.28	9.41%	1,562,720	0.50%	2.46%	0.50%	201.93%
12/31/2019	10.85	0.34	0.75	1.09	(0.38)	—	(0.38)	11.56	10.08%	1,599,473	0.50%	2.96%	0.50%	173.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22, 2021 through December 31, 2021.

NVIT Core Bond Fund
Period Ended	Net Asset Value, Beginning of Period		Operations			Distributions						Ratios/Supplemental Data
		Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)	Portfolio Turnover(b)(e)
Class I Shares
6/30/2024 (Unaudited)	$9.15	$0.18	$(0.24)	$(0.06)	$—	$—	$—	$9.09	(0.66)%	$15,353	0.59%	3.92%	0.59%	13.30%
12/31/2023	8.98	0.32	0.14	0.46	(0.29)	—	(0.29)	9.15	5.19%	16,062	0.59%	3.57%	0.59%	37.32%
12/31/2022	10.80	0.24	(1.82)	(1.58)	(0.23)	(0.01)	(0.24)	8.98	(14.69)%	17,682	0.59%	2.54%	0.59%	107.55%
12/31/2021	11.45	0.19	(0.30)	(0.11)	(0.22)	(0.32)	(0.54)	10.80	(1.03)%	19,294	0.59%	1.71%	0.59%	132.82%
12/31/2020	11.01	0.25	0.52	0.77	(0.30)	(0.03)	(0.33)	11.45	7.01%	22,973	0.60%	2.20%	0.60%	67.80%
12/31/2019	10.41	0.31	0.62	0.93	(0.33)	—	(0.33)	11.01	8.94%	19,227	0.59%	2.78%	0.59%	43.79%
Class II Shares
6/30/2024 (Unaudited)	9.12	0.16	(0.23)	(0.07)	—	—	—	9.05	(0.77)%	98,503	0.84%	3.67%	0.84%	13.30%
12/31/2023	8.94	0.30	0.14	0.44	(0.26)	—	(0.26)	9.12	5.05%	101,724	0.84%	3.33%	0.84%	37.32%
12/31/2022	10.76	0.22	(1.83)	(1.61)	(0.20)	(0.01)	(0.21)	8.94	(14.98)%	102,818	0.84%	2.26%	0.84%	107.55%
12/31/2021	11.41	0.16	(0.30)	(0.14)	(0.19)	(0.32)	(0.51)	10.76	(1.25)%	125,449	0.84%	1.45%	0.84%	132.82%
12/31/2020	10.97	0.22	0.53	0.75	(0.28)	(0.03)	(0.31)	11.41	6.77%	113,409	0.85%	1.95%	0.85%	67.80%
12/31/2019	10.37	0.28	0.62	0.90	(0.30)	—	(0.30)	10.97	8.70%	104,839	0.84%	2.54%	0.84%	43.79%
Class Y Shares
6/30/2024 (Unaudited)	9.14	0.18	(0.23)	(0.05)	—	—	—	9.09	(0.55)%	1,591,131	0.44%	4.07%	0.44%	13.30%
12/31/2023	8.97	0.34	0.13	0.47	(0.30)	—	(0.30)	9.14	5.36%	1,590,575	0.44%	3.75%	0.44%	37.32%
12/31/2022	10.79	0.26	(1.83)	(1.57)	(0.24)	(0.01)	(0.25)	8.97	(14.58)%	1,238,538	0.44%	2.69%	0.44%	107.55%
12/31/2021	11.44	0.21	(0.31)	(0.10)	(0.23)	(0.32)	(0.55)	10.79	(0.88)%	1,204,716	0.44%	1.85%	0.44%	132.82%
12/31/2020	11.00	0.27	0.52	0.79	(0.32)	(0.03)	(0.35)	11.44	7.17%	1,250,407	0.45%	2.36%	0.45%	67.80%
12/31/2019	10.40	0.32	0.63	0.95	(0.35)	—	(0.35)	11.00	9.09%	1,297,030	0.44%	2.94%	0.44%	43.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

PART B
STATEMENT OF ADDITIONAL INFORMATION
December __, 2024

NATIONWIDE VARIABLE INSURANCE TRUST
 One Nationwide Plaza
Mail Code: ________
Columbus, Ohio 43215
(800) 848-0920
www.nationwide.com/mutualfunds

NVIT BNY Mellon Core Plus Bond Fund

This Statement of Additional Information (“SAI”) relates to the December __, 2024 Combined Prospectus/Information Statement (the “Prospectus/Information Statement”) which describes a reorganization (the “Transaction”) of the NVIT BNY Mellon Core Plus Bond Fund (the “Target Fund”) into the NVIT Core Bond Fund (the “Acquiring Fund”).  Both the Target Fund and the Acquiring Fund are series of Nationwide Variable Insurance Trust (the “Trust”).  As a result of the Transaction, Target Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Target Fund	Acquiring Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Core Bond Fund
Class I	Class I
Class II	Class II
Class P	Class P
Class Y	Class Y

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement relating specifically to the Transaction.  A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.  The Transaction will occur in accordance with the terms of the Plan of Reorganization.

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3
SUPPLEMENTAL FINANCIAL INFORMATION	3
2

General Information

This SAI relates to (i) the transfer of substantially all of the property, and assets of the Target Fund to the Acquiring Fund, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.  The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around ____________, 2025, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1. Statement of Additional Information dated April 29, 2024 as supplemented to date, with respect to the Target Fund and Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-24-100630).

2. The audited financial statements and related report of PricewaterhouseCoopers LLP, the independent registered public accounting firm, included in the Target Fund’s and Acquiring Fund’s Annual Report to Shareholders for the reporting period ended December 31, 2023, (previously filed on EDGAR, Accession No. 0001839673-24-000011). No other parts of the Annual Report are incorporated herein by reference.

3. The financial statements included in the Target Fund’s and Acquiring Fund’s Semiannual Report to Shareholders for the reporting period ended June 30, 2024, (previously filed on EDGAR, Accession No. 0001398344-24-016148). No other parts of the Semiannual Report are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

The Acquiring Fund will be the accounting and performance survivor following the Transaction.  Additionally, there are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

A table showing the fees and expenses of the Target Fund and Acquiring Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Transaction is included in the Prospectus/Information Statement in the section titled “What are the fees and expenses of each Fund and what might they be after the Transaction?”

The Transaction will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund.  As a result, a schedule of investments of the Acquiring Fund modified to show the effects of the change is not required and is not included.
3

PART C
OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.
Exhibits.  The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below, except Exhibits 4(a), 11(a), 14(a), 16(a) and 16(a)(i):

(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated as of June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Third Amended and Restated Bylaws, dated as of August 28, 2020 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Form of Plan of Reorganization, between the Registrant, on behalf of NVIT BNY Mellon Core Plus Bond Fund and NVIT Core Bond Fund, (“Plan of Reorganization”), is filed herewith as Exhibit EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”), dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended January 1, 2024, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(b)
Investment Advisory Agreement among the Trust and NFA, dated October 16, 2017, previously filed as Exhibit EX-28.d.2 with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended March 9, 2022, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(c) Subadvisory Agreements-

(i)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, effective May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit EX-23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.2.a.i with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(ii)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, amended January 10, 2017, previously filed as Exhibit EX-28.d.2.d.i with the Trust’s registration statement on February 3, 2017, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, NFA and Insight North America LLC, dated September 6, 2021, previously filed as Exhibit EX-28.d.3.d with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended February 2, 2022, previously filed as Exhibit EX-28.d.3.d.i with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 19, 2017, previously filed as Exhibit EX-28.d.3.l.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(1)
Amendment to Exhibit A to the Subadvisory Agreement, as amended January 1, 2023, previously filed as Exhibit EX-28.d.3.h.ii with the Trust’s registration statement on January 3, 2023, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)
Exhibits A and B to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, NFA and DoubleLine Capital LP, dated October 16, 2017, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and AQR Capital Management, LLC, dated November 13, 2017, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated July 2, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, NFA and WCM Investment Management, LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.3.bb.i with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, NFA and Amundi Asset Management US, Inc. (formerly, Amundi Pioneer Institutional Asset Management, Inc., dated January 14, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., dated May 24, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management Inc., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ff with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(1)	Amendment to Subadvisory Agreement, dated March 10, 2021, previously filed as Exhibit EX-28.d.3.z.i with the Trust’s registration statement on March 24, 2021, is hereby incorporated by reference.

(2)	Amendment to Subadvisory Agreement, dated June 15, 2022, previously filed as Exhibit EX-28.d.3.s.ii with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated September 13, 2019, previously filed as Exhibit EX-28.d.3.gg with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended February 21, 2023, previously filed as Exhibit EX-28.d.3.t.i with the Trust’s registration statement on January 18, 2023, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, NFA and Columbia Management Investment Advisers, LLC, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, NFA and Dreyfus, a division of Mellon Investments Corporation, dated September 1, 2023, previously filed as Exhibit EX-28.d.3.s with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, NFA and Newton Investment Management North America, LLC, effective August 31, 2021, previously filed as Exhibit EX-28.d.3.aa with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, NFA and Allspring Global Investments, LLC, effective November 1, 2021, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, NFA and Loomis, Sayles & Company, L.P., effective June 30, 2021, previously filed as Exhibit EX-28.d.3.z with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended March 20, 2023, previously filed as Exhibit EX-28.d.3.x.i with the Trust’s registration statement on March 16, 2023, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, NFA and NS Partners LTD, effective June 30, 2021, previously filed as Exhibit EX-28.d.3.aa with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended October 1, 2023, previously filed as Exhibit EX-28.d.3.w.i with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(xxiv)
Subadvisory Agreement among the Trust, NFA and Victory Capital Management Inc., effective December 9, 2021, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, NFA and Atlanta Capital Management Company, L.L.C., effective January 27, 2023, previously filed as Exhibit EX-28.d.3.aa with the Trust’s registration statement on March 16, 2023, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement between the Trust and Nationwide Fund Distributors, LLC (“NFD”), dated May 1, 2007, previously filed as Exhibit EX-99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)	Schedule A to the Underwriting Agreement, amended March 9, 2022, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between the Trust and JPMorgan Chase National Association (formerly, JPMorgan Chase Bank), dated April 4, 2003, previously filed as Exhibit EX-23.g.2 with the Trust’s registration statement on April 28, 2003, is hereby incorporated by reference.

(i)	Waiver to Global Custody Agreement, dated May 2, 2005, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.
(ii)
Rider to Global Custody Agreement Cash Trade Execution Product, previously filed as Exhibit EX-23.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(iii)	Concentration Accounts Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(iv)
Amendment to Global Custody Agreement, dated December 2, 2009, previously filed as Exhibit EX-16.9.a.iv with the Trust’s registration statement on Form N-1A on October 28, 2020, is hereby incorporated by reference.

(v)	Amendment to Global Custody Agreement, dated March 8, 2012, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(vi)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-16.9.a.iii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement, dated May 8, 2020, previously filed as Exhibit EX-28.g.1.n with the Trust’s registration statement on July 2, 2020, is hereby incorporated by reference.
(viii)
Amendment to Global Custody Agreement, effective February 1, 2022, previously filed as Exhibit EX-28.g.1.g with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(ix)
Amendment to Exhibit I of the Global Custody Agreement, dated March 14, 2022, previously filed as Exhibit EX-28.g.1.h with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, dated May 1, 2007, as amended March 10, 2021, previously filed as Exhibit EX-28.m with the Trust’s registration statement on March 24, 2021, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan, dated May 1, 2007, as amended June 14, 2023, previously filed as Exhibit EX-28.n with the Trust’s registration statement on June 29, 2023, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC (“NFM”), dated May 1, 2010, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(i)
Schedule C of the Joint Fund Administration and Transfer Agency Agreement, amended September 1, 2012, previously filed as Exhibit EX-28.h.1.a with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(b)
Administrative Services Plan, dated May 1, 2007, amended March 10, 2021, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on March 24, 2021, is hereby incorporated by reference.

(c)	Expense Limitation Agreement between the Trust and NFA, dated May 1, 2007, previously filed as EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(i)
Amendment to the Expense Limitation Agreement, dated December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(ii)
Amendment to the Expense Limitation Agreement, dated May 1, 2017, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(iii)
Amendment to the Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.3.c with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(iv)
Exhibit A to the Expense Limitation Agreement, amended as of January 1, 2024, previously filed as Exhibit EX-28.h.3.d with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(d)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2, 2005, assigning NVIT-MA’s title, rights, interests, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund Participation Agreement among NFM, Nationwide Financial Services, Inc. (“NFS”), American Funds Insurance Series and Capital Research and Management Company, dated May 1, 2007, previously filed as Exhibit EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(f)
Master-Feeder Services Agreement between the Trust and NFM, dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”), previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(g)
Amended and Restated Fee Waiver Agreement between the Trust and NFM, dated May 1, 2021, relating to the NVIT American Funds Asset Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds Growth Fund, and NVIT American Funds Growth-Income Fund, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 15, 2021, is hereby incorporated by reference.

(h)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2024, relating to the NVIT BlackRock Managed Global Allocation Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Blueprint Aggressive Fund, NVIT Blueprint Moderately Aggressive Fund, NVIT Blueprint Capital Appreciation Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Moderately Conservative Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth Fund, NVIT Blueprint Managed Growth & Income Fund, NVIT Calvert Equity Fund, and NVIT BNY Mellon Dynamic U.S. Equity Income Fund, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(i)
Fund Participation Agreement among NFA, NFD, and NFS, dated May 2, 2005, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(i)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(j)
Participation Agreement among the Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(k)
Fund of Funds Participation Agreement among the Trust, NFA, WisdomTree Trust and WisdomTree Asset Management, Inc., dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(l)
Purchasing Fund Agreement among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(m)
Investing Fund Agreement between the Trust and Market Vectors ETF Trust, dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(n)
12(d)(1) Investing Agreement between the Trust and Vanguard Trusts, dated October 31, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(o)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded  AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(p)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2017, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(i)
Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.21.a with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(ii)
Amendment to Expense Limitation Agreement, dated September 13, 2023, previously filed as Exhibit EX-28.h.16.b with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(iii)
Amendment to Expense Limitation Agreement, dated September 13, 2023, previously filed as Exhibit EX-28.h.16.c with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(q)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT BlackRock Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.17 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(r)
Form of Fund of Funds Participation Agreement among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, NFA, BlackRock Variable Series Funds, Inc., on behalf of certain series of its trust, and BlackRock Advisors, LLC, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 28, 2015, is hereby incorporated by reference.

(s)
Fund of Funds Investment Agreement among the Trust, NFA and American Funds Insurance Series, effective January 19, 2022, previously filed as Exhibit EX-28.d.4.a with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(t)
Fund of Funds Investment Agreement among the Trust, BlackRock Variable Series Funds, Inc. and BlackRock Advisors, LLC, effective January 19, 2022, previously filed as Exhibit EX-28.d.4.b with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(u)
Fund of Funds Investment Agreement among the Trust, Nationwide Mutual Funds, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, effective January 19, 2022, previously filed as Exhibit EX-28.d.4.c with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(v)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT BlueprintSM Aggressive Fund, NVIT BlueprintSM Moderately Aggressive Fund, NVIT BlueprintSM Capital Appreciation Fund, NVIT BlueprintSM Moderate Fund, NVIT BlueprintSM Balanced Fund, NVIT BlueprintSM Moderately Conservative Fund and NVIT BlueprintSM Conservative Fund, previously filed as Exhibit EX-28.h.19 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(w)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated May 1, 2024, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.20 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(x)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(y)
Amended and Restated Fee Waiver Agreement between the Trust and NFA, effective January 1, 2024, relating to the NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT Calvert Equity Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT Invesco Small Cap Growth Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Loomis Short Term Bond Fund, NVIT Victory Mid Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT NS Partners International Focused Growth Fund and NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(z)
Fee Waiver Agreement between the Trust and NFA, dated July 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.30 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(aa)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2024, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(bb)
Investment Advisory Fee Waiver Agreement between the Trust and NFA, dated May 1, 2024, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(cc)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2024, relating to the NVIT International Index Fund, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(dd)
Expense Limitation Agreement between the Trust and NFA, dated November 12, 2021, relating to the NVIT AllianzGI International Growth Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Emerging Markets Fund, NVIT Mid Cap Index Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund, NVIT Wells Fargo Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, and NVIT Managed American Funds Asset Allocation Fund, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(ee)
Expense Limitation Agreement between the Trust and NFA, dated November 12, 2021, relating to the NVIT American Funds Asset Allocation Fund and NVIT American Funds Growth Fund, previously filed as Exhibit Ex-28.h.28 with the Trust’s registration statement on January 12, 2022, is hereby incorporated by reference.

(14)	Copies of any opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney, dated October 23, 2024, are filed herewith as Exhibit EX-16.16.a.

(1)	Certificate of Assistant Secretary, dated October 23, 2024, is filed herewith as Exhibit EX-16.16.a.i.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for NFA, the Trust and Nationwide Mutual Funds, amended November 2023, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(b)	Code of Ethics for NFD, dated April 1, 2022, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(c)
Code of Ethics for Access Persons for Federated Investment Management Company, effective November 10, 2021, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on April 19, 2022, is hereby incorporated by reference.

(d)
Code of Ethics for JPMorgan Asset Management (“JPMAM”), effective April 26, 2023, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(e)
Code of Business Conduct and Ethics for BlackRock, Inc. (and its subsidiaries), effective December 7, 2021, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(f)
Code of Ethics for Capital Research and Management Company, dated April 2020, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(g)
Code of Ethics for Allspring Global Investments, LLC, effective October 1, 2023, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(h)
Code of Ethics for Nationwide Asset Management, LLC, effective June 2023, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(i)
Code of Ethics for Wellington Management Company, LLP, dated December 1, 2023, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(j)
Code of Ethics and Personal Investment Policy for Lazard Asset Management LLC, effective April 2022, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(k)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(l)
Code of Ethics for DoubleLine Capital LP, effective February 15, 2022, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(m)
Code of Ethics for AQR Capital Management, LLC, amended December 2022, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(n)
Code of Ethics for Amundi Asset Management US, Inc., revised October 2023, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(o)
Code of Ethics and Personal Trading Policy for Invesco Advisers, Inc., effective January 2024, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(p)
Code of Ethics for WCM Investment Management, LLC, adopted October 1, 2023, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(q)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated August 29, 2019, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(r)
Global Personal Account Dealing and Code of Ethics for Columbia Threadneedle Investments, dated December 2023, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(s)
Code of Conduct for Insight North America LLC, effective April 2023, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(t)
Code of Conduct for Dreyfus, a division of Mellon Investments Corporation, effective December 2023, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(u)
Code of Conduct for Newton Investment Management North America, LLC, effective October 2022, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 19, 2023, is hereby incorporated by reference.

(v)	Code of Ethics for NS Partners Ltd, dated September 2023, previously filed as Exhibit EX-28.p.22 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(w)
Code of Ethics for Loomis, Sayles & Company, L.P., as amended November 30, 2023, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(x)
Code of Ethics for Victory Capital Management Inc., effective July 1, 2023, previously filed as Exhibit EX-28.p.24 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

(y)
Morgan Stanley Investment Management Public Side Code of Ethics and Personal Trading Guidelines for Atlanta Capital Management Company, L.L.C., effective December 12, 2023, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on April 18, 2024, is hereby incorporated by reference.

Item 17.  Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 1st day of November, 2024.

NATIONWIDE VARIABLE INSURANCE TRUST

By: /s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/ Kevin T. Jestice*
Kevin T. Jestice, President, Chief Executive Officer and Principal Executive Officer

/s/ David Majewski*
David Majewski, Treasurer and Principal Financial Officer

/s/ Lorn C. Davis*
Lorn C. Davis, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee and Chairman

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ M. Diane Koken*
M. Diane Koken, Trustee

/s/ David E. Wezdenko*
David E. Wezdenko, Trustee

/s/ Charlotte Petersen*
Charlotte Petersen, Trustee

/s/ Kristina Bradshaw*
Kristina Bradshaw, Trustee

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX
Exhibit No.	Exhibit
EX-16.11.a	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered
EX-16.14.a.	Consent of Independent Registered Public Accounting Firm
EX-16.16.a.	Powers of Attorney, dated October 23, 2024
EX-16.16.a.i.	Certificate of Assistant Secretary, dated October 23, 2024